Capital and financial risk management - Carrying amounts and fair values of financial assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	£ 3,296	£ 4,258
Fair value, Financial Assets	3,296	4,258
Financial liabilities	(11,874)	(13,634)
Fair value, Financial Liabilities	(11,502)	(13,102)
Carrying value, Net financial assets and financial liabilities	(8,578)	(9,376)
Fair value, Net financial assets and financial liabilities	(8,206)	(8,844)
Financial liabilities measured at amortised cost | Short term loans and overdrafts
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(49)	(43)
Fair value, Financial Liabilities	(49)	(43)
Financial liabilities measured at amortised cost | Other bonds
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(3,448)	(4,397)
Fair value, Financial Liabilities	(3,292)	(4,006)
Financial liabilities measured at amortised cost | Long-term loans
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(300)	(290)
Fair value, Financial Liabilities	(300)	(290)
Financial liabilities measured at amortised cost | Non-voting preference shares
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(25)	(25)
Fair value, Financial Liabilities	(25)	(25)
Financial liabilities measured at amortised cost | Trade and other payables and certain other non-current liabilities in scope of IFRS 9
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(3,333)	(3,470)
Fair value, Financial Liabilities	(3,333)	(3,470)
Financial liabilities measured at amortised cost | Bonds in a designated hedge relationship
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(4,654)	(5,249)
Fair value, Financial Liabilities	(4,438)	(5,108)
Financial liabilities at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(3)	(40)
Fair value, Financial Liabilities	(3)	(40)
Derivatives designated and effective as hedging instruments | Fair value hedge
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(24)	(81)
Fair value, Financial Liabilities	(24)	(81)
Derivatives designated and effective as hedging instruments | Cash flow hedge
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(10)	(17)
Fair value, Financial Liabilities	(10)	(17)
Derivatives designated and effective as hedging instruments | Net investment hedge
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(28)	(22)
Fair value, Financial Liabilities	(28)	(22)
Derivatives designated and effective as hedging instruments | Fair value hedge
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	3
Fair value, Financial Assets	3
Derivatives designated and effective as hedging instruments | Cash flow hedge
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	11	13
Fair value, Financial Assets	11	13
Derivatives designated and effective as hedging instruments | Net investment hedge
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	47	100
Fair value, Financial Assets	47	100
Financial assets at fair value through other comprehensive income | Unlisted equity investments
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	67	82
Fair value, Financial Assets	67	82
Financial assets at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	26	17
Fair value, Financial Assets	26	17
Financial assets at fair value through profit or loss | Money market funds
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	608	554
Fair value, Financial Assets	608	554
Financial assets measured at amortised cost | Cash and cash equivalents (including government securities)
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	716	1,696
Fair value, Financial Assets	716	1,696
Financial assets measured at amortised cost | Trade and other receivables and certain other non-current assets
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	1,818	1,796
Fair value, Financial Assets	£ 1,818	£ 1,796